Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net (loss) for the period	$ (1,136)	$ (331)	$ (3,807)	$ (5,036)
Items not affecting cash and cash equivalents:
(Gain) on change in fair value of warrant liability (note 11)	(816)	(2,120)	(1,147)	(3,985)
Transaction costs of warrants issued and expensed as finance cost (note 13)	422	545	732	545
Provision for restructuring costs utilized (note 9)	(11)		(359)	773
Depreciation and amortization	42	119	188	255
Impairment (reversal) of right of use asset		(125)		276
Impairment of prepaid asset				169
Gain on modification of building lease (notes 6 and 10)			(219)
Share-based compensation costs	68	55	45	745
Employee future benefits (note 12)	58	60	157	196
Amortization of deferred revenues	(27)	(19)	(64)	(55)
Foreign exchange (loss) on items denominated in foreign currencies	(263)	(12)	(295)	(61)
Gain on disposal of property, plant and equipment		(3)	(2)	(6)
Other non-cash items	2		9
Interest accretion on lease liabilities (note 10)	(2)	(15)	(17)	(53)
Payment of income taxes			(1,448)
Changes in operating assets and liabilities (note 15)	(130)	(749)	(420)	(1,534)
Net cash used in operating activities	(1,793)	(2,595)	(6,647)	(7,771)
Cash flows from financing activities
Issuance of common shares and warrants (notes 13 and 11, respectively)	19,000	4,988	23,500	4,988
Transaction costs (note 13)	(2,158)	(786)	(2,767)	(786)
Proceeds from exercise of warrants, options and deferred share units				314
Payments on lease liabilities (note 10)	(49)	(152)	(248)	(462)
Net cash provided by financing activities	16,793	4,050	20,485	4,054
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment			6
Change in restricted cash equivalents			50	50
Net cash provided by investing activities			56	50
Effect of exchange rate changes on cash and cash equivalents	3	(276)	14	17
Net change in cash and cash equivalents	15,003	1,179	13,908	(3,650)
Cash and cash equivalents - Beginning of period	6,743	9,683	7,838	14,512
Cash and cash equivalents - End of period	$ 21,746	$ 10,862	$ 21,746	$ 10,862